Share capital and reserves - Summary of Detailed Information about Shares Authorized Issued and Fully Paid (Parenthetical) (Detail) - £ / shares	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2020	Apr. 09, 2020	Jun. 30, 2019
Disclosure of classes of share capital [abstract]
Number of shares authorized	228,886,439	226,665,701	216,173,277		205,671,564
Number of shares issued and fully paid	228,886,439	226,665,701	216,173,277		205,671,564
Par value per share	£ 0.002	£ 0.002	£ 0.002	£ 0.002	£ 0.002